Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

Letter of Intent

In August of 2012, Bone Biologics, Inc., along with its then majority owner and debt holder, MTF, entered into a Letter of Intent (“LOI”) with AFH to consummate a business combination through a share exchange, reverse merger, or other similar transactions resulting in the Company becoming a public entity (“the Transaction”). In August, 2013, the LOI was amended and restated, and on May 7, 2014, the LOI was again amended and restated. The Amended and Restated Letter of Intent dated May 7, 2014 (the “Amended LOI”) contemplates and defines the following events:

Consummation of Bridge Financings (“Closing I”)

In April 2013 and September 2013, the Company’s Board approved the Company to borrow up to an aggregate principal amount of $300,000 (the “April Bridge Financing”) and $250,000 (the “September Bridge Financing”) pursuant to the sale and issuance of convertible promissory notes and warrants to purchase common stock of the Company (collectively, the “Bridge Financings”). The note accrues interest at a rate of 12% per year and is payable each quarter. A warrant to purchase the Company’s common stock equal to 50% of the original principal amount at $1.00 per share was issued to each Bridge Financing participant. Principal and unpaid accrued interest may be converted into equity securities issued in the Company’s next equity financing in an aggregate amount of at least $2.5 million at a price equal to the price paid by investors in the next equity financing. On April 29, 2013 and on June 5, 2013, the Company borrowed $100,000 from MTF and $100,000 from Orthofix, Corp., respectively, under the April Bridge Financing. In September 2013, the Company borrowed $50,000 from AFH under the April Bridge Financing. In October 2013, the Company borrowed an additional $150,000 from Orthofix under the September Bridge Financing.

Consummation of Business Combination (“Closing II”)

Under the amended LOI, it was contemplated that the Company and its equity holders would consummate a share exchange, reverse merger, or other business combination, with a Delaware corporation publicly reporting pursuant to United States Securities Exchange Act of 1934, as amended (the “Exchange Act”), or a private Delaware corporation (“Acquisition Co.”), either directly or indirectly through an affiliate. If the post-business combination entity was not already a corporation publicly reporting pursuant to the Exchange Act, AFH would assist the post business combination entity with the filing of an appropriate registration statement resulting in the Company becoming a public company (“PubCo”). The Company affected a merger on September 19, 2014 (See Note 1 Recapitalization). AFH received $590,000 in connection with the business combination.

Consummation of the Private Placement (“Closing III”)

Subsequent to Closing II, AFH agreed to use its best efforts to assist PubCo in procuring one or more investors for a private financing, whether debt or equity, of up to $10.0 million. Such transaction is to include an over-allotment option of 15% at AFH’s discretion (the “Private Placement”). At the consummation of Closing III, AFH Group received warrants to purchase up to 500,000 share of common stock of PubCo at the per share price of the shares offered in the Private Placement with a 5 year term and a cashless exercise provision (the “Extra Warrants”).

Consummation of the PIPE Transaction (“Closing IV”)

Subsequent to Closing III, AFH Advisory will use its best efforts to assist PubCo in procuring an investment bank (the “Bank”) to facilitate a private investment in public equity transaction in an amount between $8.0 million and $10.0 million through the sale of securities of PubCo (the “PIPE”). Such transaction will include a 15% over allotment at AFH and/or the Bank’s discretion. Such transaction is contingent upon the appointment of a Bank and filing appropriate forms with the Financial Industry Regulatory Authority, Corp. (“FINRA”).

Consummation of Initial Public Offering (“Closing V”)

Subsequent to Closing IV, AFH will assist PubCo in procuring a Bank to act as underwriter for an initial public offering in an amount of up to $40.0 million (the “Initial Public Offering”). The Initial Public Offering shall include a 15% over allotment option at AFH and/or the Bank’s discretion. Such a transaction is contingent upon the appointment of the Bank.

License Commitment

In connection with the Exclusive License Agreement, the Company is required to pay a royalty fee beginning in the first year of commercial sale of the licensed product equal to 3% of net sales on a quarterly basis with an annual minimum royalty of $25,000 for the life of the patent rights. In addition to the royalty fees, the Company is also required to pay UCLA a $10,000 annual maintenance fee, $50,000 upon FDA marketing approval and $25,000 upon first commercial sale.

On October 22, 2013, the Exclusive License Agreement was amended. The following additional fees will be due to UCLA: i) 2% of the amount raised in the Private Placement or, if the Private Placement did not close or was less than $2.5 million then a fee of $100,000 was due and payable by June 1, 2014, ii) $25,000 due upon closing of Phase 1 clinical trial and iii) $50,000 due upon closing of Phase 3 clinical trial. The Company paid the fee of $100,000 in June 2014. Furthermore, the Agreement was modified in that we shall pay the Regents $25,000 for closing of Phase 1 clinical trial and $50,000 for closing of Phase 3 clinical trial. This amendment also stipulates that human clinical trials will commence no later than December 31, 2015. Management believes they will not commence human clinical trials before the expiration of our current license. While the Company will continue to use commercially reasonable efforts to achieve this milestone, the parties are engaged in discussions to amend the license agreement but there are no assurances that an agreement can be reached.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with its amended and restated certificate of incorporation and amended and restated bylaws, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date and the Company has a director and officer insurance policy that enables it to recover a portion of any amounts paid for future potential claims.

5. Commitments and Contingencies

Letter of Intent

In August of 2012, the Bone Biologics, Inc., along with its then majority owner and debt holder, MTF, entered into a Letter of Intent (“LOI”) with AFH to consummate a business combination through a share exchange, reverse merger, or other similar transactions resulting in the Company becoming a public entity (“The Transaction”). In August, 2013, the LOI was amended and restated, and on May 7, 2014, the LOI was again amended and restated. The Amended and Restated Letter of Intent dated May 7, 2014 (the “Amended LOI”) contemplates and defines the following events:

Consummation of Bridge Financings (“Closing I”)

In April 2013 and September 2013, the Company’s Board approved the Company to borrow up to an aggregate principal amount of $300,000 (April Bridge Financing) and $250,000 (September Bridge Financing) pursuant to the sale and issuance of convertible promissory notes and warrants to purchase common stock of the Company (collectively, the “Bridge Financings”). The note accrues interest at a rate of 12% per year and is payable each quarter. A warrant to purchase the Company’s common stock equal to 50% of the original principal amount at $1.00 per share was issued to each Bridge Financing participant. Principal and unpaid accrued interest may be converted into equity securities issued in the Company’s next equity financing in an aggregate amount of at least $2.5 million at a price equal to the price paid by investors in the next equity financing. On April 29, 2013 and on June 5, 2013, the Company borrowed $100,000 from MTF and $100,000 from Orthofix, Corp., respectively, under the April Bridge Financing. In September 2013, the Company borrowed $50,000 from AFH under the April Bridge Financing. In October 2013, the Company borrowed an additional $150,000 from Orthofix under the September Bridge Financing.

Consummation of Business Combination (“Closing II”)

Under the amended LOI, it was contemplated that the Company and its equity holders will consummate a share exchange, reverse merger, or other business combination, with a Delaware corporation publicly reporting pursuant to United States Securities Exchange Act of 1934, as amended (the “Exchange Act”), or a private Delaware corporation (“Acquisition Co.”), either directly or indirectly through an affiliate. If the post-business combination entity is not already a corporation publicly reporting pursuant to the Exchange Act, AFH will assist the post business combination entity with the filing of an appropriate registration statement resulting in the Company becoming a public company (“PubCo”). The Company affected a merger on September 19, 2014 (See Note 1 Recapitalization). AFH received $590,000 in connection with the Business Combination.

Consummation of the Private Placement (“Closing III”)

Subsequent to Closing II, AFH will use its best efforts to assist PubCo in procuring one or more investors for a private financing, whether debt or equity, of up to $10.0 million. Such transaction is to include an over-allotment option of 15% at AFH’s discretion (the “Private Placement”). The Company closed on $1,000,000 in July 2014 and $5,000,000 of convertible debt in October 2014. At the consummation of Closing III, AFH Group shall be entitled to receive warrants to purchase up to 500,000 share of common stock of PubCo at the per share price of the shares offered in the Private Placement with a 5 year term and a cashless exercise provision (the “Extra Warrants”).

Consummation of the PIPE Transaction (“Closing IV”)

Subsequent to Closing III, AFH Advisory will use its best efforts to assist PubCo in procuring an investment bank (the “Bank”) to facilitate a private investment in public equity transaction in an amount between $8.0 million and $10.0 million through the sale of securities of PubCo (the “PIPE”). Such transaction will include a 15% over allotment at AFH and/or the Bank’s discretion. Such transaction is contingent upon the appointment of a Bank and filing appropriate forms with the Financial Industry Regulatory Authority, Corp. (“FINRA”).

Consummation of Initial Public Offering (“Closing V”)

Subsequent to Closing IV, AFH will assist PubCo in procuring a Bank to act as underwriter for an initial public offering in an amount of up to $40.0 million (the “Initial Public Offering”). The Initial Public Offering shall include a 15% over allotment option at AFH and/or the Bank’s discretion. Such a transaction is contingent upon the appointment of the Bank.

License Commitment

In connection with the Exclusive License Agreement, the Company is required to pay a royalty fee beginning in the first year of commercial sale of the licensed product equal to 3% of net sales on a quarterly basis with an annual minimum royalty of $25,000 for the life of the patent rights. In addition to the royalty fees, the Company is also required to pay UCLA a $10,000 annual maintenance fee, $50,000 upon FDA marketing approval and $25,000 upon first commercial sale.

On October 22, 2013, the Exclusive License Agreement was amended. The following additional fees will be due to UCLA i) 2% of the amount raised in the Private Placement or if the Private Placement did not close or was less than $2.5 million then a fee of $100,000 was due and payable by June 1, 2014, ii) $25,000 due upon closing of Phase 1 clinical trial and iii) $50,000 due upon closing of Phase 3 clinical trial. The Company paid the fee of $100,000 in June 2014.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with its amended and restated certificate of incorporation and amended and restated bylaws, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date and the Company has a director and officer insurance policy that enables it to recover a portion of any amounts paid for future potential claims.